Borrowings - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Other loans	£ 4,624	£ 3,859
Interest payable	474	470
Borrowings	45,366	47,509
Borrowings subject to fair value hedges, Increase in amortised cost	210	179
Undrawn committed borrowing facilities	6,000	6,000
Increase in lease liabilities	135
Increase in current investments held at fair value	78
Property, Plant and Equipment, Inventory and Receivables [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowing amounts secured on group assets	88	75
At Fair Value
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	45,674	44,457
At Fair Value | Quoted Market Prices | Level 1
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	38,631	39,169
At Fair Value | Discounted Cash Flow | Level 3
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	7,043	5,288
Borrowings Subject to Fair Value Hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,136	6,245
Term Loan 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Other loans	745
Term Loan Maturing Two [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Other loans	3,859	3,859
Term Loan Maturing Two Thousand Twenty Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Other loans	1,929	1,929
Within One Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	7,562	4,225
Undrawn committed borrowing facilities	3,000	3,000
Between One and Two Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,947	7,261
Undrawn committed borrowing facilities	3,000
Between Two and Three Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	£ 6,992	2,958
Undrawn committed borrowing facilities		£ 3,000
Commercial Papers
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate basis	USD LIBOR plus a margin ranging between 22 and 63 basis points and EURIBOR plus a margin ranging between 10 and 24 basis points (2018: USD LIBOR plus a margin ranging between 22 and 65 basis points and EURIBOR plus a margin ranging between 8 and 15 basis points)
USD LIBOR | Bottom of Range | Commercial Papers
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjustment to interest rate basis	0.22%	0.22%
USD LIBOR | Top of Range | Commercial Papers
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjustment to interest rate basis	0.63%	0.65%
EURIBOR | Bottom of Range | Commercial Papers
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjustment to interest rate basis	0.10%	0.08%
EURIBOR | Top of Range | Commercial Papers
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjustment to interest rate basis	0.24%	0.15%